INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	At December 31, 2024	Acquisition cost	Amortization	Total
Brands	5,207.1	824.2	1,428.7	-	-	-	(73.8)	7,386.2	7,386.3	-	7,386.3
Intangibles	1,350.8	214.7	-	-	(51.4)	-	-	1,514.1	4,417.8	(2,903.6)	1,514.2
Software	2,404.8	43.4	284.4	3.0	(759.1)	(0.5)	1,277.9	3,253.9	7,128.6	(3,874.6)	3,254.0
Others	1,079.0	33.5	24.1	504.7	(36.5)	-	(1,228.3)	376.5	1,570.2	(1,194.0)	376.2
Total	10,041.7	1,115.8	1,737.2	507.7	(847.0)	(0.5)	(24.2)	12,530.7	20,502.9	(7,972.2)	12,530.7

										Carrying amount
	At December 31, 2024	Cumulative translation adjustments (CTA)	Effects of the application of IAS 29 (hyperinflation)	Additions	Amortization	Disposal	Transfers	Reclassified to assets held for sale (i)	At December 31, 2025	Acquisition cost	Amortization	Total
Brands	7,386.2	(1,382.5)	473.1	-	-	-	(0.4)	(10.6)	6,465.8	6,465.9	-	6,465.9
Intangibles	1,514.1	(94.2)	-	-	(53.4)	-	26.1	-	1,392.6	4,143.7	(2,751.0)	1,392.7
Software	3,253.9	(172.4)	104.7	-	(831.2)	(0.3)	510.7	-	2,865.4	7,308.4	(4,442.9)	2,865.5
Others	376.5	(33.1)	11.1	475.3	(18.2)	-	(484.9)	(7.8)	318.9	1,194.7	(876.1)	318.6
Total	12,530.7	(1,682.2)	588.9	475.3	(902.8)	(0.3)	51.5	(18.4)	11,042.7	19,112.7	(8,070.0)	11,042.7

(i)	Effect related to the reclassification of SLU's asset balances to the line of assets held for sale, as note 1.3.3 - Sale of subsidiary.

Schedule of carrying value of intangible assets with indefinite useful lives

	2025	2024
Argentina	2,246.9	2,765.0
Bolivia	943.3	1,061.6
Canada	215.3	230.5
Chile	78.4	80.7
Luxembourg	339.6	339.6
Paraguay	634.6	602.1
Dominican Republic	1,488.2	1,740.1
Panama	378.4	425.9
Uruguay	141.2	140.8
	6,465.9	7,386.3